DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS	12 Months Ended
Dec. 31, 2022
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

1     DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

(a)   Description of business

Tarena International, Inc. (“Tarena International”), through its wholly-owned subsidiaries and consolidated variable interest entities or VIEs (collectively referred to hereinafter as the “Company”), is principally engaged in providing professional education services including professional information technology (“IT”) training courses and non-IT training courses across the People’s Republic of China (“PRC”). The Company is also engaged mainly in providing IT-focused supplementary STEAM education service for students aged between three and eighteen. All of the Company’s operations are located in the PRC with nearly all of its customers located in the PRC.

(b)   Organization

Tarena International is a holding company that was incorporated in the Cayman Islands on October 8, 2003 by Mr. Shaoyun Han (“Mr. Han”), the founder and former chief executive officer of the Company, and five other individuals. Tarena International is the parent company of a number of wholly-owned subsidiaries that are engaged in the provision of educational products and services. The Company’s education services in certain locations of the PRC were previously conducted through Beijing Tarena Jinqiao Technology Co., Ltd. (“Beijing Tarena”) and Beijing Tongcheng Shidai Jinqiao Technology Co., Ltd. (“Tongcheng Jinqiao”), and their subsidiaries, in order to comply with PRC laws and regulations which restricted foreign investments in companies that were engaged in education products and services. Pursuant to the VIE Agreement as described below, Tarena International has effective financial control over Beijing Tarena, Tongcheng Jinqiao and their initial capital funding were provided by Tarena Technologies Inc., (a wholly-owned subsidiary of Tarena International or “Tarena Tech”, formerly known as Beijing Tarena Technology Co., Ltd.) and Tongcheng Shidai Technology Inc., (a wholly-owned subsidiary of Tarena International or “Tongcheng Shidai”, formerly known as Tongcheng Shidai Technology Co., Ltd.). The recognized and unrecognized revenue-producing assets that were held by Beijing Tarena, Tongcheng Jinqiao and their subsidiaries primarily consists of property and equipment, operating leases for the learning premises, ICP license, www.tmooc.cn website and assembled workforce in those learning centers.

All of the equity interests of Beijing Tarena are legally held by Mr. Han and Mr. Jianguang Li (“Mr. Li”), a director of Tarena International. Both individuals are nominee equity holders of Beijing Tarena and holding their equity interests on behalf of Tarena International. Through a series of contractual agreements and arrangements (the “VIE Agreement”), among Tarena International, Tarena Tech, Beijing Tarena and its nominee equity holders, the nominee equity holders of Beijing Tarena have granted all their legal rights including voting rights and disposition rights of their equity interests in Beijing Tarena to Tarena International. The nominee equity holders of Beijing Tarena do not participate significantly in income and loss and do not have the power to direct the activities of Beijing Tarena that most significantly impact its economic performance. Accordingly, Beijing Tarena and its subsidiaries are considered as VIEs.

Meanwhile, all of the equity interests of Tongcheng Jinqiao are legally held by Mr. Han and Mr. Shenghuan Feng (“Mr. Feng”), a manager of Tarena International. Both individuals are nominee equity holders of Tongcheng Jinqiao and holding their equity interests on behalf of Tarena International. Through a series of contractual agreements and arrangements (the “VIE Agreement”), among Tarena International, Tongcheng Shidai, Tongcheng Jinqiao and its nominee equity holders, the nominee equity holders of Tongcheng Jinqiao have granted all their legal rights including voting rights and disposition rights of their equity interests in Tongcheng Jinqiao to Tarena International. The nominee equity holders of Tongcheng Jinqiao do not participate significantly in income and loss and do not have the power to direct the activities of Tongcheng Jinqiao that most significantly impact its economic performance. Accordingly, Tongcheng Jinqiao and its subsidiaries are considered as VIEs.

In accordance with Accounting Standards Codification (“ASC”) 810-10-25-38A, Tarena International has a controlling financial interest in Beijing Tarena and Tongcheng Jinqiao because Tarena International has (i) the power to direct activities of Beijing Tarena and Tongcheng Jinqiao that most significantly impact the economic performance of Beijing Tarena and Tongcheng Jinqiao; and (ii) the obligation to absorb the expected losses and the right to receive expected residual return of Beijing Tarena and Tongcheng Jinqiao that could potentially be significant to Beijing Tarena and Tongcheng Jinqiao. Thus, Tarena International is the primary beneficiary of the Beijing Tarena and Tongcheng Jinqiao.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

Under the terms of the VIE Agreement, Tarena International has (i) the right to receive economic benefits that could potentially be significant to Beijing Tarena and Tongcheng Jinqiao in the form of service fees under the exclusive business cooperation agreements; (ii) the right to receive all dividends declared by Beijing Tarena and Tongcheng Jinqiao, and the right to all undistributed earnings of Beijing Tarena and Tongcheng Jinqiao; and (iii) the right to receive the residual benefits of Beijing Tarena and Tongcheng Jinqiao through their exclusive option to acquire 100% of the equity interests in Beijing Tarena and Tongcheng Jinqiao, to the extent permitted under PRC law. Accordingly, Tarena International is the primary beneficiary of Beijing Tarena and Tongcheng Jinqiao, and the financial statements of Beijing Tarena, Tongcheng Jinqiao and their subsidiaries are consolidated in Tarena International’s consolidated financial statements.

Under the terms of the VIE Agreement, Beijing Tarena and Tongcheng Jinqiao’s nominee equity holders have no rights to the net assets nor have the obligations to fund the deficit, and such rights and obligations have been vested to Tarena International. All of the equity (net assets) and net income of Beijing Tarena and Tongcheng Jinqiao are attributed to Tarena International.

The key terms of the VIE Agreement are as follows:

Loan Agreements: Tarena Tech provided RMB6,000 loans in aggregate to Beijing Tarena’s nominee equity holders for the sole purpose of their contribution of Beijing Tarena’s registered capital. The nominee equity holders of Beijing Tarena can only repay the loans by transferring all of their legal equity interest in Beijing Tarena to the Tarena Tech or its designated representatives pursuant to the exclusive option agreements. The loans shall be interest-free, unless the transfer price exceeds the principal of the loans when each nominee equity holder of Beijing Tarena transfers his equity interests in Beijing Tarena to Tarena International or its designated representatives. Such excess over the principal of the loan shall be deemed as the interest of the loans to the extent permitted under the PRC law. The initial term of the loans, which will be expired in 2026, can be extended with the written notice of both the Tarena Tech and Beijing Tarena before expiration.

Meanwhile, Tongcheng Shidai provided RMB5,000 loans in aggregate to Tongcheng Jinqiao’s nominee equity holders for the sole purpose of their contribution of Tongcheng Jinqiao’s registered capital. The nominee equity holders of Tongcheng Jinqiao can only repay the loans by transferring all of their legal equity interest in Tongcheng Jinqiao to the Tongcheng Shidai or its designated representatives pursuant to the exclusive option agreements. The loans shall be interest-free, unless the transfer price exceeds the principal of the loans when each nominee equity holder of Tongcheng Jinqiao transfers his equity interests in Tongcheng Jinqiao to Tarena International or its designated representatives. Such excess over the principal of the loan shall be deemed as the interest of the loans to the extent permitted under the PRC law. The initial term of the loans, which will be expired in 2032, can be extended with the written notice of both the Tongcheng Shidai and Tongcheng Jinqiao before expiration.

Exclusive Option Agreements: Each of the nominee equity holders irrevocably granted Tarena International, Inc. or its designated representatives an exclusive option to purchase, to the extent permitted under PRC law, all or part of his equity interests in Beijing Tarena. In addition, Tarena International has the option to acquire the equity interests of Beijing Tarena for a specified price equal to the loan provided by the Tarena Tech to the nominee equity holders. If the lowest price permitted under PRC law is higher than the above price, the lowest price permitted under PRC law shall apply. Without Tarena International’s prior written consent, the nominee equity holders shall not sell, transfer, mortgage, or otherwise dispose of any equity interests in Beijing Tarena. These agreements will remain effective until all equity interests held in Beijing Tarena by the nominee equity holders are transferred or assigned to Tarena International or its designated representatives.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

Meanwhile, each of the nominee equity holders irrevocably granted the Tongcheng Shidai or its designated representatives an exclusive option to purchase, to the extent permitted under PRC law, all or part of his equity interests in Tongcheng Jinqiao. In addition, Tongcheng Shidai has the option to acquire the equity interests of Tongcheng Jinqiao for a specified price equal to the loan provided by the Tongcheng Shidai to the nominee equity holders. If the lowest price permitted under PRC law is higher than the above price, the lowest price permitted under PRC law shall apply. Without the Tongcheng Shidai’s prior written consent, the nominee equity holders shall not sell, transfer, mortgage, or otherwise dispose any equity interests in Tongcheng Jinqiao. These agreements will remain effective until all equity interests held in Tongcheng Jinqiao by the nominee equity holders are transferred or assigned to the Tongcheng Shidai or its designated representatives.

Exclusive Business Cooperation Agreement: Tarena Tech has the exclusive right to provide, among other things, technical support, business support and related consulting services to Beijing Tarena and Beijing Tarena agrees to accept all the consultation and services provided by Tarena Tech. Without Tarena Tech’s prior written consent, Beijing Tarena is prohibited from engaging any third party to provide any of the services under this agreement. In addition, Tarena Tech exclusively owns all intellectual property rights arising out of or created during the performance of this agreement. Beijing Tarena agrees to pay a monthly service fee to Tarena Tech at an amount determined solely by Tarena Tech after taking into account factors including the complexity and difficulty of the services provided, the time consumed, the seniority of Tarena Tech’s employees providing services to Beijing Tarena, the value of services provided, the market price of comparable services and the operating conditions of Beijing Tarena. Furthermore, to the extent permitted under the PRC law, Tarena Tech agrees to provide financial support to Beijing Tarena. The term of the agreement will remain effective unless Tarena Tech terminates the agreement in writing or a competent governmental authority rejects the renewal applications by either Beijing Tarena or Tarena Tech to renew its respective business license upon expiration. Beijing Tarena is not permitted to terminate this agreement in any event unless required by applicable laws.

Meanwhile, Tongcheng Shidai has the exclusive right to provide comprehensive technical support, consulting services and other services to Tongcheng Jinqiao agree to accept all the consultation and services provided by Tongcheng Shidai. Without Tongcheng Shidai’s prior written consent, Tongcheng Jinqiao is prohibited establish similar corporation relationship with any third party to provide any of the services under this agreement. In addition, Tongcheng Shidai has exclusive and proprietary ownership, rights and interests in any and all intellectual properties arising out of or created during the performance of this agreement. Tongcheng Jinqiao agrees to pay a monthly service fee to Tongcheng Shidai at an amount determined solely by Tongcheng Shidai after taking into account factors including the complexity and difficulty of the services provided, title of and time consumed by Tongcheng Shidai employees providing services to Tongcheng Jinqiao, the value of services provided, the market price of the same type of services and the operating conditions of Tongcheng Jinqiao. The term of the agreement will remain effective unless Tongcheng Shidai terminates the agreement in writing or a relevant governmental authority rejects the renewal applications by Tongcheng Jinqiao or Tongcheng Shidai to renew its respective business license upon expiration. Tongcheng Jinqiao is not permitted to terminate this agreement in any event unless required by applicable laws.

Power of Attorney: Each nominee equity holder of Beijing Tarena appointed Tarena Tech as the attorney-in-fact to act on all matters pertaining to Beijing Tarena and to exercise all of his rights as an equity holder of Beijing Tarena, including but not limited to attend shareholders’ meetings, vote on his behalf on all matters of Beijing Tarena requiring shareholders’ approval under PRC laws and regulations and the articles of association of Beijing Tarena, designate and appoint directors and senior management members. Tarena Tech may authorize or assign its rights under this appointment to any other person or entity at its sole discretion without prior notice to the nominee equity holders of Beijing Tarena. Each power of attorney will remain effective until the nominee equity holder ceases to hold any equity interest in Beijing Tarena.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

Meanwhile, each nominee equity holder of Tongcheng Jinqiao appointed Tongcheng Shidai as the attorney-in-fact to act on all matters pertaining to Tongcheng Jinqiao and to exercise all of their rights as an equity holder of Tongcheng Jinqiao, including but not limited to attend shareholders’ meetings, vote on their behalf on all matters of Tongcheng Jinqiao requiring shareholders’ approval under PRC laws and regulations and the articles of association of Tongcheng Jinqiao, designate and appoint directors and senior management members. Tongcheng Shidai may authorize or assign its rights under this appointment to any other person or entity at its sole discretion without prior notice to the nominee equity holders of Tongcheng Jinqiao. Each power of attorney will remain effective until the nominee equity holder ceases to hold any equity interest in Tongcheng Jinqiao.

Equity Interest Pledge Agreements: Pursuant to the equity interest pledge agreements, Beijing Tarena’s nominee equity holders pledged all of their equity interests in Beijing Tarena to Tarena Tech to guarantee their performance of the obligations under the contractual arrangements including but not limited to, the service fees due to Tarena Tech. If Beijing Tarena or any of Beijing Tarena’s nominee equity holders breaches its contractual obligations under the contractual arrangements, Tarena Tech, as the pledgee, will be entitled to certain rights and entitlements, including receiving proceeds from the auction or sale of whole or part of the pledged equity interests of Beijing Tarena in accordance with legal procedures. Tarena Tech has the right to receive dividends generated by the pledged equity interests during the term of the pledge. If any event of default as provided in the contractual arrangements occurs, Tarena Tech, as the pledgee, will be entitled to dispose of the pledged equity interests in accordance with PRC laws and regulations. The equity interest pledge agreements became effective on the date when the agreements were duly executed. The pledge was registered with the relevant local administration for industry and commerce in December 2013 and April 2017 and will remain binding until Beijing Tarena and their nominee equity holders discharge all their obligations under the contractual arrangements. The registration of the equity pledge enables Tarena Tech to enforce the equity pledge against third parties who acquire the equity interests of Beijing Tarena in good faith.

Pursuant to the share pledge agreement, Tongcheng Jinqiao’s nominee equity holders pledged all of their shares in Tongcheng Jinqiao to Tongcheng Shidai to guarantee their performance of the obligations under the contractual arrangements including but not limited to, the service fees due to Tongcheng Shidai. If Tongcheng Jinqiao is liquidated or dissolved under PRC law, Tongcheng Shidai, as the pledgee, has the right receive any interest distributed by Tongcheng Jinqiao. Tongcheng Shidai has the right to receive dividends generated by the pledged equity interests during the term of the pledge. Without the written consent of Tongcheng Shidai, the rights and obligations under this agreement is prohibited to assign or delegated. The equity interest pledge agreements became effective on the date when the agreements were duly executed. The pledge was registered with the relevant local administration for industry and commerce in 2022 and will remain binding until Tongcheng Jinqiao and its nominee equity holders have fully performed all contract obligations and fully paid all secured indebtedness under the contractual arrangements.

Tarena International relies on the VIE Agreement to operate and control the Beijing Tarena and Tongcheng Jinqiao. However, these contractual arrangements may not be as effective as direct equity ownership in providing Tarena International with control over Beijing Tarena and Tongcheng Jinqiao. Any failure by Beijing Tarena and Tongcheng Jinqiao or the nominee equity holders to perform their obligations under the VIE Agreement would have a material adverse effect on the consolidated financial position and consolidated financial performance of the Company. All the VIE Agreement is governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these agreements would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal system in the PRC is not as developed as some other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit Tarena International’s ability to enforce these contractual arrangements. In addition, if the legal structure and the VIE Agreement was found to be in violation of any existing or future PRC laws and regulations, Tarena International may be subject to fines or other legal or administrative sanctions.

1     DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

In the opinion of management, based on the legal opinion obtained from the Company’s PRC legal counsel, the above contractual arrangements are legally binding and enforceable and do not violate current PRC laws and regulations. However, there are uncertainties regarding the interpretation and application of existing and future PRC laws and regulations. Accordingly, Tarena International cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and the VIE Agreement is found to be in violation of any existing or future PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of Tarena Tech and Tongcheng Shidai, their subsidiaries, Beijing Tarena and Tongcheng Jinqiao;
●	discontinue or restrict the conduct of any transactions between Tarena Tech and Tongcheng Shidai, their subsidiaries, Beijing Tarena and Tongcheng Jinqiao;
●	impose fines, confiscate the income from Beijing Tarena and Tongcheng Jinqiao, or impose other requirements with which the Company may not be able to comply;
●	require Tarena International to restructure its ownership structure or operations, including terminating the contractual arrangements with Beijing Tarena and Tongcheng Jinqiao, and deregistering the equity pledges of Beijing Tarena and Tongcheng Jinqiao; and
●	restrict or prohibit the use of the proceeds of future offering to finance the Company’s business and operations in the PRC.

If the imposition of any of these government actions causes Tarena International to lose its right to direct the activities of Beijing Tarena and Tongcheng Jinqiao or their rights to receive substantially all the economic benefits and residual returns from Beijing Tarena, Tongcheng Jinqiao and Tarena International is not able to restructure its ownership structure and operations in a satisfactory manner, Tarena International would no longer be able to consolidate the financial results of Beijing Tarena, Tongcheng Jinqiao and their subsidiaries. In the opinion of management, the likelihood of deconsolidation of the Beijing Tarena, Tongcheng Jinqiao and their subsidiaries is remote based on current facts and circumstances.

The equity interests of Beijing Tarena are legally held by Mr. Han and Mr. Li as nominee equity holders on behalf of the Company. Mr. Han and Mr. Li are also directors of Tarena International. Mr. Han and Mr. Li each holds 69.0% and 0.3% of the total voting rights of Tarena International as of December 31, 2022, respectively, assuming the exercise of all outstanding options held by Mr. Han and Mr. Li as of such date. Meanwhile, Mr. Han held 70% voting power and was the ultimate controlling shareholder of Tongcheng Jinqiao and he held 67.2% and 69.0% voting power in Tarena International on 31 December, 2021 and 2022, respectively. The Company cannot assure that when conflicts of interest arise, either of the nominee equity holders will act in the best interests of the Company or such conflicts will be resolved in the Company’s favor. Currently, the Company does not have any arrangements to address potential conflicts of interest between the nominee equity holders and the Company, except that Tarena International could exercise the purchase option under the exclusive option agreements with the nominee equity holders to request them to transfer all of their equity ownership in Beijing Tarena and Tongcheng Jinqiao to a PRC entity or individual designated by Tarena International. The Company relies on the nominee equity holders, who are both Tarena International’s directors and who owe a fiduciary duty to Tarena International, to comply with the terms and conditions of the contractual arrangements. Such fiduciary duty requires directors to act in good faith and in the best interests of Tarena International and not to use their positions for personal gains. If the Company cannot resolve any conflict of interest or dispute between the Company and the nominee equity holders of Beijing Tarena and Tongcheng Jinqiao, the Company would have to rely on legal proceedings, which could result in disruption of the Company’s business and subject the Company to substantial uncertainty as to the outcome of any such legal proceedings.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

The Company’s involvement with Beijing Tarena and Tongcheng Jinqiao under the VIE Agreement affected the Company’s consolidated financial position, results of operations and cash flows as indicated below.

The assets and liabilities of Beijing Tarena, Tongcheng Jinqiao and their subsidiaries that were included in the accompanying consolidated financial statements as of December 31, 2021 and 2022 are as follows:

	December 31,
	2021	2022
	RMB	RMB
Cash	8,204	29,567
Amounts due from Tarena International and its wholly-owned subsidiaries	141,104	106,922
Amounts due from a related party	4	4
Prepaid expenses and other current assets	27,435	10,602
Total current assets	176,747	147,095

Property and equipment, net	2,801	3,009
Long term investments, net	29,880	27,000
Right-of-use assets	11,108	8,738
Other non-current assets	1,057	647
Total assets	221,593	186,489

Short-term bank loans	—	20,000
Accounts payable	320	42
Deferred revenue-current	167,224	166,542
Operating lease liabilities-current	3,949	4,124
Income taxes payable	2,045	1,213
Accrued expenses and other current liabilities	22,344	14,537
Amounts due to Tarena International and its wholly-owned subsidiaries	56,052	7,631
Total current liabilities	251,934	214,089

Deferred revenue-non current	134	135
Operating lease liabilities-non current	5,953	4,176
Other non-current liabilities	122	122
Total liabilities	258,143	218,522

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

The financial performance and cash flows of Beijing Tarena, Tongcheng Jinqiao and their subsidiaries that were included in the accompanying consolidated financial statements before elimination of intercompany balances and transactions between the parent company, non-VIE subsidiaries, VIEs and VIEs’ subsidiaries for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	127,043	140,541	158,347
Net (loss) income	32,869	(39,072)	1,255
Net cash provided by operating activities	112,106	10,308	7,722
Net cash provided by investing activities	—	—	19,975
Net cash (used in) provided by financing activities	(110,985)	(3,437)	5,762

All of the assets of Beijing Tarena, Tongcheng Jinqiao and their subsidiaries can be used only to settle obligations of Beijing Tarena, Tongcheng Jinqiao and their subsidiaries. None of the assets of Beijing Tarena, Tongcheng Jinqiao and their subsidiaries have been pledged or collateralized. The creditors of Beijing Tarena, Tongcheng Jinqiao and their subsidiaries do not have recourse to the general credit of Tarena International and its wholly-owned subsidiaries. Assets of Beijing Tarena, Tongcheng Jinqiao and their subsidiaries that can be used only to settle obligations of Beijing Tarena, Tongcheng Jinqiao and their subsidiaries and liabilities of Beijing Tarena, Tongcheng Jinqiao and their subsidiaries for which creditors (or beneficial interest holders) do not have recourse to the general credit of Tarena International and its wholly owned subsidiaries have been presented parenthetically alongside each balance sheet caption on the face of the consolidated balance sheets.

During the periods presented, Tarena International and its wholly-owned subsidiaries provided financial support to Beijing Tarena and Tongcheng Jinqiao that it was not previously contractually required to provide in the form of advances. To the extent Beijing Tarena and Tongcheng Jinqiao requires financial support, pursuant to the exclusive business cooperation agreement, Tarena Tech and Tongcheng Shidai may, at its option and to the extent permitted under the PRC law, provide such support to Beijing Tarena and Tongcheng Jinqiao through loans to Beijing Tarena and Tongcheng Jinqiao’s nominee equity holders or entrustment loans to Beijing Tarena and Tongcheng Jinqiao.

(c)   Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

(d)   Convenience translation

All amounts in the accompanying consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of US$1.00 = RMB6.8972, representing the exchange rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board as of December 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(e)   Significant concentrations and risks

Revenue concentration

A substantial portion of the Company’s total net revenues were generated from Childhood & adolescent Robotics Programming, Childhood & adolescent Computer Programming, Java, and Digital Arts courses. The percentages of the Company’s total net revenues from Childhood & adolescent Robotics Programming, Childhood & adolescent Computer Programming, Java, and Digital Arts courses are as follows:

	Year Ended December 31,
	2020	2021	2022
Childhood & adolescent Robotics Programming	15.7%	27.9%	30.3%
Childhood & adolescent Computer Programming	20.6%	19.4%	20.4%
Java	13.8%	11.8%	10.3%
Digital Arts	16.8%	11.0%	6.2%
Total	66.9%	70.1%	67.2%

The Company expects net revenues from these four training courses to continue to represent a majority portion of its total net revenues in the future. Negative factors that adversely affect net revenues generated by these four training courses will have a material adverse effect on the Company’s business, financial condition and results of operations. There were no other courses that represented net revenues greater than 10% of total net revenues.

The portion of the Company’s adult students financed their tuition fees through the loans offered to them by financial service providers, including Baidu Small Loan Co., Ltd., Bank of China Consumer Finance Co., Ltd., Shanghai Shimiao Financial Information Service Co., Ltd. (formerly known as “Beijing Ronglian Shiji Information Technology Co., Ltd.”), Beijing Youfei Jinxin Digital Technology Co., Ltd., Qihao Commercial Factoring Co. Ltd., and Chongqing Haier Small Loan Co. Ltd during the 3-year periods ended December 31, 2022 has decreased significantly. The Company expects the number of students financed by these financial service providers to represent a minor portion of its total students in the future. Therefore, negative factors that adversely affect these financial service providers will have no material adverse effect on the Company’s business, financial condition and results of operations.

Geographic concentration

The percentages of the Company’s total net revenues generated from its business operations in Beijing are 17.2%, 16.2% and 14.5% for the years ended December 31, 2020, 2021 and 2022, respectively, and in Hangzhou are 13.9%, 11.1% and 10.2% for the years ended December 31, 2020, 2021 and 2022, respectively.

The Company expects revenues derived from its business operations in Beijing and Hangzhou to continue to be greater than 10% of total net revenues in the future. Negative factors that adversely affect its business operations in Beijing or Hangzhou will have a material adverse effect on the Company’s business, financial condition and results of operations.